As filed with the United States Securities and Exchange Commission on January 5, 2012
1933 Act File No. 333-36074
1940 Act File No. 811-09913

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.___

Post-Effective Amendment No. 49	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 50	☑
AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500
Houston, TX 77046
(Name and Address of Agent for Service)

Copies to:

Elisa Mitchell, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7599

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)

☐	on [date], pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 5th day of January, 2012.

Registrant:	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

By:	/s/ Philip A. Taylor

Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President

(Philip A. Taylor)	(Principal Executive Officer)	January 5, 2012

/s/ David C. Arch*	Trustee	January 5, 2012

(David C. Arch)

/s/ Frank S. Bayley*	Trustee	January 5, 2012

(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	January 5, 2012

(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	January 5, 2012

(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	January 5, 2012

(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	January 5, 2012

(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	January 5, 2012

(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	January 5, 2012

(Jack M. Fields)

/s/ Carl Frischling*	Trustee	January 5, 2012

(Carl Frischling)

/s/ Prema Mathai-Davis*	Trustee	January 5, 2012

(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	January 5, 2012

(Larry Soll)

SIGNATURES	TITLE	DATE

/s/ Hugo F. Sonnenschein*	Trustee	January 5, 2012

(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	January 5, 2012

(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	January 5, 2012

(Wayne W. Whalen)

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	January 5, 2012

*By /s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

* Philip A. Taylor, pursuant to powers of attorney dated November 30, 2010, filed in Registrant’s Post-Effective Amendment No. 47 on December 21, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def